Benefit Plans - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Allocated Cost (Credit)	$ 400,000	$ 1,200,000	$ 1,000,000
Cost of Allstate Plan	$ 1,000,000	$ 895,000	$ 842,000